RELATED PARTY TRANSACTIONS OMNIBUS AGREEMENT (Details) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee	$ 7,000